Financial risk management - Summary of Nature and Extent of Risks Arising From Financial Instruments (Detail)	12 Months Ended
Dec. 31, 2021
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from	Long-term borrowings at variable rates
Measurement	Sensitivity analysis
Management	Economic hedge with an interest rate cap
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from	Cash and cash equivalents, trade receivables, derivative financial instruments and contract assets.
Measurement	Aging analysis
Management	Doing business with creditworthy companies and a strict policy of cash collection.
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from	Borrowings and other liabilities
Measurement	Cash flow forecasts
Management	Availability of borrowing facilities.